CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	3 Months Ended		12 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	Jun. 30, 2019	Jun. 30, 2018
Cash Flows from Operating Activities:
Net loss	$ (86,110)	$ (299,285)	$ (614,871)	$ (351,390)
Adjustments to reconcile net loss to net cash provided by (used in) operating activities -
Depreciation and amortization	22,920	6,956	38,554	27,216
Provision for doubtful accounts receivable			8,083	227,500
Stock-based compensation expense	76,505	342,984	473,326	52,341
Non-cash consulting expense	45,000	0	0	2,400
Changes in operating assets and liabilities, net of effects of business acquisition
Accounts receivable	519,342	141,203	(723,369)	(555,875)
Inventories	(337,248)	30,450	137,510	(88,621)
Prepaid expenses	(770)	13,124	(106,456)	(15,006)
Accounts payable	(138,075)	260,043	69,365	48,580
Customer advances	63,431	(457,138)	(432,000)	677,705
Accrued compensation and other	(163,648)	(44,767)	118,165	75,807
Net cash provided by (used in) operating activities	1,347	(6,430)	(1,031,693)	100,657
Cash Flows from Investing Activities:
Cash acquired in business acquisition, net of $56,659 paid at year end			106,545	0
Cash paid for business acquisition	(1,443,341)	0	(56,659)
Additional patent costs	(6,754)	0	(6,812)	(17,189)
Purchases of fixed assets	(21,885)	(42,809)	(140,038)	(4,448)
Net cash used in investing activities	(1,471,980)	(42,809)	(40,305)	(21,637)
Cash Flows from Financing Activities:
Payment of capital lease obligation	(2,333)	(2,185)	(8,964)	(8,392)
Gross proceeds from private placements of common stock	25,000	0	2,925,000	210,001
Gross proceeds from exercise of stock options and warrants	8,675	0	53,900	6,667
Private placement expenses paid			(12,250)	(2,963)
Net cash provided by financing activities	31,342	(2,185)	2,957,686	205,313
Net increase in cash and cash equivalents	(1,439,291)	(51,424)	1,885,688	284,333
Cash and cash equivalents, beginning of year	2,288,426	402,738	402,738	118,405
Cash and cash equivalents, end of year	849,135	351,314	2,288,426	402,738
Supplemental Disclosure of Cash Flow Information:
Cash paid during the year for income taxes			912	912
SUPPLEMENTAL DISCLOSURE OF NON-CASH FINANCING ACTIVITIES:
Issuance of common stock for services			210,000	51,000
Private placement expenses incurred but not yet paid			12,250	0
Issuance of common stock in settlement of accounts payable			$ 0	$ 40,000
Offering costs included in accrued compensation and other	$ 12,250	$ 0